Income Taxes - Reconciliation of Effective Tax Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	1.09%	124.93%	9.07%
Tax rate difference from statutory rate in other jurisdictions	0.82%	30.23%	12.70%
Change in valuation allowance	(21.89%)	(191.36%)	(64.00%)
Effect of tax holiday	(6.00%)	(10.78%)	2.34%
Others	(0.19%)	(0.03%)	(0.01%)
Effective tax rate	(1.17%)	(22.01%)	(14.90%)